Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company - STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Selling and marketing	$ 2,588	$ 14,364	$ 24,077
Research and development	757	3,357	4,419
General and administrative	6,832	36,145	23,012
Total operating expenses	7,256	127,957	51,508
Net loss	(5,303)	(46,116)	(89,215)
Other comprehensive income (loss), net of tax:
Foreign currency translation	408	(4,549)	404
Comprehensive loss	(4,912)	(73,617)	(89,128)
Parent
Condensed Income Statements, Captions [Line Items]
Selling and marketing			54
Research and development			204
General and administrative	0	109	5,394
Reportable legal entities | Parent
Condensed Income Statements, Captions [Line Items]
Selling and marketing			(1,504)
Research and development			(107)
General and administrative	(3,745)	(371)	(11,505)
Total operating expenses	(3,745)	(371)	(13,116)
Equity in loss of subsidiaries and variable interest entities	(899)	(45,745)	(76,099)
Net loss	(4,644)	(46,116)	(89,215)
Other comprehensive income (loss), net of tax:
Foreign currency translation	(68)	(4,222)	404
Other comprehensive income (loss)	(68)	(4,222)	404
Comprehensive loss	$ (4,712)	$ (50,338)	$ (88,811)